Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of Property and Equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2025	4,915	1,743	790	7,448
Additions	243	38	—	281
Dispositions	(125)	—	—	(125)
Effects of foreign exchange	(107)	(38)	(30)	(175)
Balance – June 30, 2026	4,926	1,743	760	7,429

Accumulated depreciation
Balance – December 31, 2025	3,755	1,500	148	5,403
Depreciation	335	30	30	395
Dispositions	(104)	—	—	(104)
Effects of foreign exchange	(97)	(35)	(8)	(140)
Balance – June 30, 2026	3,889	1,495	170	5,554

Carrying value
Balance – December 31, 2025	1,160	243	642	2,045
Balance – June 30, 2026	1,037	248	590	1,875